Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trades payable	$ 2,815,228	$ 6,851,581
Salary payables	473,500	338,855
Total	$ 3,288,728	$ 7,190,436